SHARE CAPITAL AND SHARE PREMIUM (Tables)	9 Months Ended
Sep. 30, 2025
Disclosure of classes of share capital [abstract]
Summary of Shares
Shares

	September 30, 2025	December 31, 2024
	US$’000	US$’000
Authorized:
2,000,000,000 ordinary shares of $0.0001 each	200	200
Issued and fully paid:
369,379,129 and (2024: 367,298,315) ordinary shares of $0.0001 each	37	37

Summary of Movements in the Company's Share Capital and Share Premium
A summary of movements in the Company’s share capital and share premium is as follows:

	Number of shares in issue	Share capital	Share premium	Total
		US$’000	US$’000	US$’000
At December 31, 2024 and January 1, 2025	367,298,315	37	2,695,976	2,696,013
Exercise of share options	697,844	—	4,802	4,802
Reclassification of vesting of restricted share units	1,382,970	—	37,536	37,536
At September 30, 2025	369,379,129	37	2,738,314	2,738,351